Annual Total Returns- Transamerica Short-Term Bond (Retail Class) [BarChart] - Retail Class - Transamerica Short-Term Bond - A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.87%	6.55%	2.20%	1.37%	0.30%	2.90%	2.18%	0.75%	5.11%	3.28%